INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating losses carry forwards
Deferred tax assets	¥ 72,931	¥ 36,974
Valuation allowance on deferred tax assets	205,976	¥ 155,852	¥ 152,241	¥ 134,935
Deferred tax assets for net operating losses	235,057
Valuation allowance on net operating loss carryforwards	¥ 181,985
PRC enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 978,738
Net operating losses carry forwards expire if unused by December 31, 2020	52,656
Net operating losses carry forwards expire if unused by December 31, 2021	70,408
Net operating losses carry forwards expire if unused by December 31, 2022	146,464
Net operating losses carry forwards expire if unused by December 31, 2023	292,983
Net operating losses carry forwards expire if unused by December 31, 2024	¥ 416,227
PRC enterprise income tax rate (as a percent)	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%